Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Components Of Income Tax Expense Benefit [Abstract]
Federal income tax at U.S statutory rate (34%) and (25%)	$ (120,334)	$ 56,644
State income tax	4,311	4,311
Add: change in valuation allowance	102,028	(35,560)
Total current deferred tax asset (liability)	$ 13,995	$ 25,395